Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2014
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Summary of Shares Repurchased

The following table provides a summary of shares repurchased by ASML in 2014:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR)

January 20 - 31, 2014	547,500	64.44	547,500	664,718,936
February 1 - 28, 2014	962,536	63.92	1,510,036	603,190,359
March 1 - 31, 2014	765,284	65.55	2,275,320	553,029,170
April 1 - 30, 2014	739,855	63.23	3,015,175	506,251,123
May 2 - 31, 2014	783,500	59.98	3,798,675	459,253,716
June 1 - 30, 2014	1,061,649	66.52	4,860,324	388,627,554
July 1 - 31, 2014	1,048,739	66.71	5,909,063	318,664,411
August 1 - 31, 2014	602,125	70.14	6,511,188	276,431,931
September 1 - 30, 2014	736,294	76.62	7,247,482	220,019,568
October 1 - 31, 2014	1,004,378	74.58	8,251,860	145,116,399
November 1 - 30, 2014	883,971	81.85	9,135,831	72,765,162
December 1 - 22, 2014	845,544	86.06	9,981,375	-

Total	9,981,375	70.13